LEASES (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of leases [Abstract]
Schedule of Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2022	$255.3	$90.5	$15.5	$11.7	$373.0
Additions and remeasurements	120.9	7.3	—	—	128.2
Depreciation	(36.6)	(9.9)	(2.8)	(0.8)	(50.1)
Purchase of assets under lease (Note 13)	—	(34.6)	—	—	(34.6)
Transfers and others	(6.1)	(2.3)	(0.3)	—	(8.7)
Foreign currency exchange differences	13.2	5.9	—	—	19.1
Net book value as at March 31, 2023	$346.7	$56.9	$12.4	$10.9	$426.9
Additions and remeasurements	168.0	8.7	0.5	—	177.2
Disposal of discontinued operations (Note 2)	(9.8)	—	—	—	(9.8)
Depreciation	(39.9)	(9.8)	(3.0)	(0.8)	(53.5)
Impairment	(1.3)	—	—	—	(1.3)
Transfers and others	9.3	(3.8)	—	—	5.5
Foreign currency exchange differences	0.9	(0.1)	—	—	0.8
Net book value as at March 31, 2024	$473.9	$51.9	$9.9	$10.1	$545.8

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
Undiscounted lease payments to be received under operating leases are as follows:

	2024	2023
Less than 1 year	$63.0	$33.0
Between 1 and 2 years	51.7	32.6
Between 2 and 3 years	43.3	30.0
Between 3 and 4 years	35.0	21.7
Between 4 and 5 years	21.4	16.5
More than 5 years	33.4	13.8
Total undiscounted lease payments receivable	$247.8	$147.6

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2024	2023
Less than 1 year	$16.4	$16.6
Between 1 and 2 years	22.8	14.6
Between 2 and 3 years	17.4	15.1
Between 3 and 4 years	16.0	16.3
Between 4 and 5 years	16.0	13.6
More than 5 years	128.9	128.2
Total undiscounted lease payments receivable	$217.5	$204.4
Unearned finance income	(56.9)	(68.0)
Discounted unguaranteed residual values of leased assets	(12.8)	(10.7)
Total investment in finance leases	$147.8	$125.7
Current portion (Note 10)	11.9	13.5
Non-current portion (Note 16)	$135.9	$112.2